Net loss per share: (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss per share:
Net loss attributable to common stockholders or parent	$ 40,388	$ 17,645	$ 110,206	$ 33,034	$ 59,320	$ 25,234	$ 24,634
Weighted-average common shares outstanding, basic	92,887,918	62,270,157	73,685,619	60,704,929	61,502,094	59,909,344	59,909,344
Weighted-average common shares outstanding, diluted	92,887,918	62,270,157	73,685,619	60,704,929	61,502,094	59,909,344	59,909,344
Net loss per share attributable to common stockholders or parent, basic	$ 0.43	$ 0.28	$ 1.50	$ 0.54	$ 0.96	$ 0.42	$ 0.41
Net loss per share attributable to common stockholders or parent, diluted	$ 0.43	$ 0.28	$ 1.50	$ 0.54	$ 0.96	$ 0.42	$ 0.41